Investment Objectives and Goals - STKd 100% Bitcoin & 100% Gold ETF	Jul. 24, 2026
Prospectus [Line Items]
Risk/Return [Heading]	STKd 100% BITCOIN & 100% GOLD ETF– FUND SUMMARY
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The STKd 100% Bitcoin & 100% Gold ETF (the “Fund”) seeks long-term capital appreciation.